ENTITY-WIDE DISCLOSURE (Schedule Of Long-Lived Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets by geographical area		$ 10,873	$ 11,054
Other long-term assets	[1]	3,705	3,876
Total Long-Lived Assets		14,578	14,930
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets by geographical area		5,062	5,757
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets by geographical area		1,051	1,421
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets by geographical area		$ 4,760	$ 3,876

[1]	Consists of non-current accounts receivable, net and other investments